Commitments and Contingencies (Details 2) (USD $)	1 Months Ended	12 Months Ended				12 Months Ended		0 Months Ended					12 Months Ended		1 Months Ended	12 Months Ended					0 Months Ended				0 Months Ended	1 Months Ended		0 Months Ended		12 Months Ended		1 Months Ended
	Feb. 28, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Dec. 31, 2012 Joint venture	Feb. 12, 2013 Joint venture	Feb. 12, 2013 GECC Note Joint venture	Dec. 31, 2013 GECC Note Joint venture	Feb. 28, 2013 GECC Note Joint venture	Dec. 31, 2013 GECC Note Joint venture Period until March 1, 2013	Dec. 31, 2013 GECC Note Joint venture Period after March 1, 2013	Dec. 31, 2013 NBCUniversal Joint venture station	Feb. 12, 2013 NBCUniversal Joint venture	Feb. 28, 2013 LIN Television	Dec. 31, 2013 LIN Television	Dec. 31, 2012 LIN Television	Dec. 31, 2011 LIN Television	Dec. 31, 2013 LIN Television Joint venture	Dec. 31, 2012 LIN Television Joint venture	Feb. 12, 2013 LIN Television GECC Note Joint venture	Dec. 31, 2013 LIN Television GECC Note Joint venture	Dec. 31, 2013 LIN Television GECC Note Joint venture Period until March 1, 2013	Dec. 31, 2013 LIN Television GECC Note Joint venture Period after March 1, 2013	Feb. 12, 2013 LIN Television Sale Transaction Joint venture	Feb. 28, 2013 LIN Television Sale Transaction Joint venture	Dec. 31, 2012 LIN Television Sale Transaction Joint venture	Feb. 12, 2013 LIN Television Sale Transaction Joint venture Subsequent event	Feb. 12, 2013 LIN Texas Sale Transaction Joint venture	Dec. 31, 2013 LIN Texas Sale Transaction Joint venture Subsequent event	Feb. 12, 2013 LIN Texas Sale Transaction Joint venture Subsequent event	Feb. 28, 2013 Senior Secured Credit Facility Sale Transaction Joint venture	Feb. 28, 2013 Senior Secured Credit Facility Incremental term loans, net of discount Sale Transaction Joint venture	Feb. 28, 2013 Senior Secured Credit Facility Incremental term loans, net of discount LIN Television Sale Transaction Joint venture
Commitment and Contingencies
Debt financing provided by GECC									$ 815,500,000													$ 815,500,000
Interest rate (as a percent)											8.00%	9.00%											8.00%	9.00%
Ownership interest percentage						20.38%	20.38%												20.38%	20.38%									20.38%		20.38%
Equity interest held by NBCUniversal (as a percent)													79.62%	79.62%
Voting Interest in Joint Venture													50.00%
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage						50.00%
Number of Television Station's Being Operated													2
Proceeds from sale of equity interest																					1.00				1.00				1.00
Capital contribution in exchange of equity interest sold		100,000,000	0	0				100,000,000								100,000,000	0	0			100,000,000							100,000,000
Additional borrowings	60,000,000																																60,000,000	60,000,000
Loss Contingency Cash on Hand and Borrowings Utilized to Fund Payment	40,000,000														40,000,000											40,000,000						40,000,000
Accrued capital contribution to joint venture		0	100,000,000							100,000,000						0	100,000,000										100,000,000
Amount of cash on hand and borrowings under the revolving credit facility utilized to fund the payment			162,800,000														162,800,000
Current Tax Liability Associated with Transaction Extinguished			131,500,000
Ownership interest (as a percent)		100.00%														100.00%														100.00%
Capital Loss Resulting from Difference Between Tax Basis and Fair Value of Subsidiary Stock		343,000,000														343,000,000
Income Tax Expense (Benefit) Tax Saving Due to Offsetting of Realized Capital Loss and Operating Loss with Capital Gain		131,500,000
Current Deferred Tax Liability Associated with Transaction					$ 31,300,000